Hedging Derivative Financial Instruments - Maturity Period of Outstanding Interest Rate Futures Contracts (Detail) - Interest rate futures contracts [member] - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
March 2017 [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount		$ 53.6
March 2018 [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount	$ 169.4